Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 5 – Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value. The fair value of these instruments is determined using a three-tier fair value hierarchy. Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party. The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $84,000 and $55,000 at March 31, 2013, respectively, and $210,000 and $55,000 at December 31, 2012, respectively. The carrying amounts of cash equivalents, receivables and accounts payable approximate fair value due to the short maturities of these items.  The fair value of the Company’s Notes and Debentures, using observable inputs, was $247,000 and $33,000, respectively, at March 31, 2013 and December 31, 2012. The fair value of the Company’s remaining long-term debt approximates its carrying value of $1.2 million and $1.5 million at March 31, 2013 and December 31, 2012, respectively.

5.  Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value. The fair value of these instruments is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party. The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $210,000 and $55,000 at December 31, 2012, respectively, and $261,000 and $70,000 at December 31, 2011, respectively. The carrying amounts of cash equivalents, receivables and accounts payable approximate fair value due to the short maturities of these items. The fair value of the Company’s 8¼% Limited convertible senior subordinated notes due 2012 and 9½% Subordinated debentures due 2012, using observable inputs, was $247,000 and $33,000 at December 31, 2012, respectively, and $259,000 and $34,000 at December 31, 2011, respectively. The fair value of the Company’s remaining long-term debt approximates its carrying value of $1.5 million and $1.1 million at December 31, 2012 and 2011, respectively.